Restricted financial assets (Narrative) (Detail) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted Financial Assets [Line Items]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	SFr 12,457	SFr 14,137
UBS AG
Restricted Financial Assets [Line Items]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	SFr 12,457	SFr 14,137